Cash Flow Information - Parenthetical (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Information [Abstract]
Discretionary payment to domestic qualified pension plan.	$ 324	$ 120	$ 600
ConocoPhillips Vs Petroleos de Venezuela SA [Member]
Loss Contingencies [Line Items]
Cash Proceeds from Legal Settlements	$ 330	430
Burlington Resources Inc Vs The Republic Of Ecuador [Member]
Loss Contingencies [Line Items]
Cash Proceeds from Legal Settlements		$ 262	75
Currency Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Payments for Foreign Currency Derivative Instruments Not Designated as Hedging Instruments			$ 180